Compensation Plans (Recognized Amounts In Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total amounts recognized in other comprehensive (income) loss, after tax	$ (13)	$ 34	$ 2
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	2	58	4
Amortization of net actuarial gains and losses	15	8	5
Amortization of net prior service costs		(1)	(2)
Total amounts recognized in other comprehensive (income) loss, before tax	(13)	49	(3)
Total amounts recognized in other comprehensive (income) loss, after tax	(9)	36	(2)
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain) loss	(5)	(3)	8
Amortization of transitional obligation		(1)	(1)
Net prior service costs (credit)		1	(1)
Total amounts recognized in other comprehensive (income) loss, before tax	(5)	(3)	6
Total amounts recognized in other comprehensive (income) loss, after tax	$ (4)	$ (2)	$ 4